CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	¥ 3,623,967	¥ 5,948,013
Accounts payable	3,092,884	3,901,799
Accrued expenses and other payables	1,016,961	2,679,555
Deferred revenue	156,130	90,992
Operating lease liabilities, current	175,749	145,739
Finance lease and other financing obligations, current	453,855	699,145
Long-term borrowings, excluding current portion	23,518,058	18,284,514
Operating lease liabilities, non-current	1,617,986	1,883,560
Finance lease and other financing obligations, non-current	8,916,266	8,933,540
Deferred tax liabilities	1,410,376	734,278
Other long-term liabilities	¥ 268,253	¥ 539,300
Ordinary shares
Ordinary shares, shares authorized | shares	2,002,000,000	2,002,000,000
Class A
Ordinary shares
Ordinary shares, shares issued | shares	1,456,842,655	1,427,590,059
Ordinary shares, shares outstanding | shares	1,456,842,655	1,427,590,059
Class B
Ordinary shares
Ordinary shares, shares issued | shares	67,590,336	67,590,336
Ordinary shares, shares outstanding | shares	67,590,336	67,590,336
Redeemable preferred shares
Redeemable preferred shares
Preferred Stock, Shares Authorized | shares	150,000	150,000
Preferred Stock, Shares Issued | shares	150,000	150,000
Preferred Stock, Shares Outstanding | shares	150,000	150,000
Redemption value	¥ 1,047,012	¥ 958,480
Liquidation preference	1,047,012	1,269,027
VIEs [Member] | Without recourse to the primary beneficiary
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	83,502	233,326
Accounts payable	493,332	430,518
Accrued expenses and other payables	235,388	223,563
Deferred revenue	151,050	87,364
Operating lease liabilities, current	41,898	40,371
Finance lease and other financing obligations, current	33,398	28,161
Long-term borrowings, excluding current portion	10,231	13,733
Operating lease liabilities, non-current	134,684	172,458
Finance lease and other financing obligations, non-current	931,580	965,356
Deferred tax liabilities	69,831	76,460
Other long-term liabilities	¥ 52,222	¥ 66,379